Basis of Preparation - Additional Information (Details)	6 Months Ended
	Jun. 30, 2024 USD ($) Tonnes	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Net loss	$ (28,710,957)	$ (28,098,747)
Net operating cash outflows	(22,162,213)	(21,142,024)
Cash balance	47,132,913	99,075,082	$ 78,713,885	$ 99,039,172
Net current assets	$ 48,475,798		$ 81,312,913
Number of tonnes production capacity per year | Tonnes	150,000
Government grants funding amount receivable.	$ 100,000,000
Reimbursements received	1,100,000
Investment tax credit received	$ 103,000,000
LG Energy Solution
Disclosure of initial application of standards or interpretations [line items]
Convertible notes issued		$ 30,000,000